Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments

	As of December 31,
	2023	2024
	(in US$ thousands)
Long-term bank deposits	$143,127	$35,500
Equity investments without readily determinable fair value	34,740	34,479
Financial products issued by banks	20,000	61,400
Equity method investments	9,153	6,231
Total	$207,020	$137,610